Schedule of Investments (unaudited) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.1%

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(a)(b)	42,521	$340,168

Energy Equipment & Services — 0.0%
McDermott International, Inc.(a)	46,981	3,171
Pioneer Energy Services Corp.(b)	3,981	154,594

		157,765

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(a)(b)	71,823	72

Machinery — 0.0%(a)
AFGlobal Corp.(b)	17,095	—
Ameriforge Group, Inc.	5,385	134,625

		134,625

Marine — 0.0%
Projector SA(a)(b)	42,521	1

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	480,539	464,110

Software — 0.0%
Avaya Holdings Corp.(a)	262	3,825

Total Common Stocks — 0.1% (Cost: $2,767,549)		1,100,566

	Par (000)

Corporate Bonds — 3.8%

Aerospace & Defense — 0.1%
TransDigm, Inc., 8.00%, 12/15/25(c)	USD 1,195	1,290,600

Air Freight & Logistics — 0.1%
FedEx Corp., 3.80%, 05/15/25	3,010	3,306,059

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)	1,852	1,921,839

Automobiles — 0.5%
Ford Motor Co., 8.50%, 04/21/23	9,099	9,417,465
General Motors Co., 6.13%, 10/01/25	2,295	2,504,190

		11,921,655

Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(b)(c)	5,545	—

Distributors — 0.3%(c)
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	3,147	3,162,735
Wolverine Escrow LLC, 9.00%, 11/15/26	7,095	4,716,046

		7,878,781

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC(b):
11.50%, 10/01/20	5,909	—
(LIBOR USD 3 Month + 4.50%), 5.10%, 12/31/49(a)(d)(e)	8,430	—

		—

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., (LIBOR USD 3 Month + 9.50%), 9.86%, 05/15/25(c)(e)	1,632	1,305,351

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 0.1%
IRB Holding Corp., 7.00%, 06/15/25(c)	USD 809	$839,338
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,597	1,730,865

		2,570,203

Internet & Direct Marketing Retail — 0.3%
Booking Holdings, Inc., 4.10%, 04/13/25	4,552	4,968,335
Expedia Group, Inc., 6.25%, 05/01/25(c)	3,042	3,248,597

		8,216,932

IT Services — 0.3%
Fiserv, Inc., 2.25%, 06/01/27	5,887	6,008,936
PayPal Holdings, Inc., 1.65%, 06/01/25	1,477	1,511,613
Tempo Acquisition LLC, 5.75%, 06/01/25(c)	298	311,037

		7,831,586

Machinery — 0.1%
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(c)(f)	3,700	3,365,890

Professional Services — 0.0%
Equifax, Inc., 2.60%, 12/15/25	538	558,720

Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(c)	5,784	6,045,437

Semiconductors & Semiconductor Equipment — 1.0%(c)
Broadcom, Inc.:
4.70%, 04/15/25	8,749	9,572,882
3.15%, 11/15/25	2,490	2,584,955
Microchip Technology, Inc.:
2.67%, 09/01/23	9,331	9,382,710
4.25%, 09/01/25	1,282	1,290,172
NXP BV, 2.70%, 05/01/25	297	306,028

		23,136,747

Software — 0.2%(c)
Castle US Holding Corp., 9.50%, 02/15/28	2,466	2,293,750
Solera LLC, 10.50%, 03/01/24	3,467	3,523,339

		5,817,089

Specialty Retail — 0.0%
AutoNation, Inc., 4.75%, 06/01/30	732	762,506

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 5.85%, 07/15/25(c)	3,570	3,996,773

Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 6.75%, 10/01/26(c)	1,304	1,264,880

Total Corporate Bonds — 3.8% (Cost: $90,165,991)		91,191,048

Floating Rate Loan Interests — 86.8%(g)

Aerospace & Defense — 1.6%
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.20%, 10/31/26	369	347,848
Bleriot US Bidco, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.20%, 10/30/26	2,362	2,226,220
Dynasty Acquisition Co., Inc., Term Loan: 04/06/26(h)	21,231	17,802,525
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 11/28/21(h)	4,113	3,633,110
TransDigm, Inc., Term Loan:
(LIBOR USD 1 Month + 2.25%), 2.42%, 08/22/24	2,614	2,385,295
12/09/25(h)	13,153	12,016,657

		38,411,655

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines — 0.9%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 01/29/27	USD	1,014	$717,692
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%), 2.17%, 04/28/23		6,272	4,714,726
(LIBOR USD 1 Month + 2.00%), 2.18%, 12/15/23		7,076	5,306,656
American Airlines, Inc., Term Loan B1, (LIBOR USD 1 Month + 1.75%), 1.92%, 06/27/25		1,362	919,192
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/26		13,073	9,513,524

			21,171,790

Auto Components — 1.0%
Panther BF Aggregator 2 LP, Term Loan B:
(LIBOR USD 1 Month + 3.50%), 3.67%, 04/30/26		18,727	17,790,480
(EURIBOR 1 Month + 3.75%), 3.75%, 04/30/26	EUR	2,000	2,105,388
Wand Newco 3, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.07%, 02/05/26	USD	3,129	2,980,318

			22,876,186

Automobiles — 0.4%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 4.42%, 12/12/25		10,758	9,951,185

Building Products — 1.0%
CPG Merger Sub LLC, Term Loan, 05/05/24(h)		7,952	7,640,383
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 10/12/26	EUR	2,000	1,970,339
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.71%, 12/19/23	USD	14,334	13,438,593

			23,049,315

Capital Markets — 2.7%
Fortress Investment Group LLC, Term Loan B, 12/27/22(h)		2,464	2,371,750
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.42%, 04/12/24(b)		3,303	3,087,915
Jefferies Finance LLC, Term Loan, 06/03/26(h)		4,304	3,947,838
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.07%, 05/29/26		9,453	5,413,352
Travelport Finance (Luxembourg) SA, 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 10.07%, 03/18/27		5,005	1,387,086
Zayo Group LLC, Term Loan, 03/09/27(h)		49,484	47,536,067

			63,744,008

Chemicals — 2.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 1 Month + 3.25%), 3.25%, 09/13/23	EUR	1,954	2,032,522
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 01/31/24	USD	13,325	12,804,866
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.70%, 08/14/26		10,654	10,134,890
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 3.20%, 06/01/24		5,627	5,487,664
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/03/25		3,884	3,625,300
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 3 Month + 3.50%), 4.50% - 5.75%, 06/13/23		5,697	4,835,659

Security	Par (000)		Value

Chemicals (continued)
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 06/28/24	USD	3,629	$3,256,018
Invictus Co., Term Loan B, 03/28/25(h)		2,425	2,212,650
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26		1,945	1,453,888
IPS Acquisition LLC, Term Loan B2, 11/07/24(h)		5,712	5,383,313
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 3.95%, 03/02/26		8,170	7,820,967
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 05/15/24		3,276	3,071,477
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.81%, 10/14/24		9,255	8,491,076

			70,610,290

Commercial Services & Supplies — 4.0%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 11/10/23		11,578	11,470,622
Allied Universal Holdco LLC, Term Loan B, 07/10/26(h)		7,398	7,169,486
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.29% - 5.70%, 06/21/24		11,207	10,091,718
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 11/01/24		13,587	12,890,704
Cast & Crewpayroll, 1st Lien Term Loan, 01/16/26(h)		5,147	4,662,277
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 3.17% - 3.76%, 09/06/24		7,616	7,033,044
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 05/30/25		2,274	2,035,383
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 5.75%, 11/03/23		1,947	1,196,087
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.44%, 09/19/26(b)		3,536	3,377,039
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 09/23/26		5,881	5,725,247
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 05/01/24		21,639	20,736,828
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.95%, 10/10/24		1,611	1,297,096
(LIBOR USD 3 Month + 4.00%), 5.45%, 10/10/24		10,024	8,130,597

			95,816,128

Construction & Engineering — 0.4%
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 3.95%, 04/01/25(b)		1,955	1,857,393
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%, 05/23/25		7,679	7,257,864

			9,115,257

Construction Materials — 1.2%
American Builders And Contractors Supply, Term Loan, (LIBOR USD 1 Month + 2.00%), 2.17%, 01/15/27		7,363	7,056,695
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 3.75% - 4.33%, 08/01/24		16,274	15,562,398

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials (continued)
Forterra Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/23	USD	6,116	$5,504,689

			28,123,782

Containers & Packaging — 2.4%
Berry Global, Inc, Term Loan W, (LIBOR USD 1 Month + 2.00%), 2.22%, 10/01/22		6,927	6,817,743
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 04/03/24		10,661	9,695,071
Charter NEX US, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.25%), 3.42%, 05/16/24		2,058	1,998,003
(LIBOR USD 1 Month + 2.75%), 3.75%, 05/16/24		10,320	9,994,759
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/23		10,393	9,795,214
Pregis TopCo LLC, Term Loan, 07/31/26(h)		1,284	1,210,142
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 02/05/23		19,963	19,318,343

			58,829,275

Diversified Consumer Services — 2.2%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 2.67%, 04/04/24		14,197	13,772,482
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 11/07/23		5,174	4,974,807
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.17%, 01/29/27		2,120	2,049,340
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 6.50%, 12/07/24(b)		5,655	5,145,902
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 5.67% - 6.95%, 08/04/25		5,413	3,897,014
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		11,659	10,473,512
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		4,996	4,672,768
Trugreen Ltd. Partnership, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 03/19/26		6,201	5,975,769
Verisure Holding AB, Term Loan B1, (EURIBOR 6 Month + 3.00%), 3.00%, 10/21/22	EUR	2,000	2,140,820

			53,102,414

Diversified Financial Services — 4.0%
Advisor Group Holdings, Inc., Term Loan, 07/31/26(h)	USD	7,038	6,521,616
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.26%, 10/30/26		5,216	5,059,450
BW Gas Convenience Holdings LLC, Term Loan, (LIBOR USD 1 Month + 6.25%), 6.42%, 11/13/26(b)		3,225	3,031,346
Connect Finco SARL, Term Loan B, 12/11/26(h)		33,682	31,324,541
Deerfield Dakota Holding LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 04/09/27		10,619	10,400,090
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 07/11/25(b)		9,920	8,407,364
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 2.67% - 3.52%, 01/23/25(b)		6,969	6,132,402

Security	Par (000)		Value

Diversified Financial Services (continued)
Spring Education Group, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70%, 07/30/25(b)	USD	1,365	$1,228,747
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 12/22/24		10,597	10,093,639
VS Buyer LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.42%, 02/28/27(b)		9,140	8,889,069
Ziggo Finance Partnership BV, Term Loan, (LIBOR USD 1 Month + 2.50%), 2.68%, 04/30/28		6,239	5,948,699

			97,036,963

Diversified Telecommunication Services — 1.8%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 01/31/26		5,459	5,145,250
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 2.93%, 07/15/25		2,559	2,416,087
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.18%, 08/14/26		11,050	10,598,004
eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 05/15/26	EUR	1,222	1,324,356
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 03/01/27	USD	7,500	7,264,480
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 11/15/24		10,245	9,768,172
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20		869	709,482
Northwest Fiber LLC, Term Loan, 04/30/27(b)(h)		3,343	3,284,498
TDC A/S, Term Loan, (EURIBOR 1 Month + 3.00%), 3.00%, 06/04/25	EUR	2,458	2,635,653

			43,145,982

Electric Utilities — 0.2%
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.17%, 01/15/25	USD	3,170	3,082,781
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 12/13/25		1,600	1,498,377

			4,581,158

Electrical Equipment — 0.8%
Graftech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 02/12/25(b)		6,171	5,893,757
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 4.82%, 09/13/24		14,172	13,691,219

			19,584,976

Energy Equipment & Services — 0.4%
McDermott International, Inc., Term Loan:
(LIBOR USD 3 Month + 9.00%), 10.00% - 10.04%, 10/21/20		2,996	2,884,393
(LIBOR USD 6 Month + 9.00%), 10.65%, 10/21/20		3,362	3,235,987
10/21/21(b)(h)		107	103,013
(LIBOR USD 3 Month + 4.00%), 7.25%, 05/09/25		7,503	2,558,607

			8,782,000

Entertainment — 1.2%
Creative Artists Agency LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 11/27/26		7,919	7,574,614
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 07/03/24(b)		7,266	5,812,701

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Entertainment (continued)
Live Nation Entertainment, Inc., Term Loan B, 10/19/26(h)	USD	5,101	$4,771,986
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.01%, 05/24/25		316	298,622
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/18/25		12,229	9,350,421

			27,808,344

Equity Real Estate Investment Trusts (REITs) — 0.5%
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.47%, 08/09/26(b)		3,432	3,088,852
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 08/21/25		7,591	7,078,549
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.18%, 05/11/24		2,454	2,301,702

			12,469,103

Food & Staples Retailing — 0.8%
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 3.86%, 05/23/25		2,985	2,857,027
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.17%, 05/23/25		2,515	2,412,174
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 1.92%, 06/27/23		11,895	11,201,843
(LIBOR USD 3 Month + 2.00%), 3.07%, 08/14/26		1,893	1,782,606

			18,253,650

Food Products — 3.0%
1011778 B.C. Unlimited Liability Com, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 1.92%, 11/19/26		10,421	9,991,361
8th Avenue Food & Provisions, Inc., Term Loan, 10/01/25(h)		3,470	3,376,161
Aramark Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 03/11/25		3,040	2,890,260
B&G Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.67%, 10/10/26		700	689,750
Chobani LLC, Term Loan, 10/10/23(h)		14,951	14,496,380
Froneri International Ltd., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 5.92%, 01/31/28		897	840,937
Froneri International Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.42%, 01/29/27		22,782	21,700,110
Hostess Brands LLC, Term Loan, 08/03/25(h)		3,323	3,220,282
JBS USA LUX SA, Term Loan, (LIBOR USD 3 Month + 2.00%), 3.07%, 05/01/26		1,187	1,145,365
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 05/15/24		5,039	4,870,348
TMK Hawk Parent Corp., Term Loan, 08/28/24(h)		12,529	8,723,428

			71,944,382

Health Care Equipment & Supplies — 1.5%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.45%, 06/15/21		10,733	10,069,185
Ortho-Clinical Diagnostics, Inc., Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 06/30/25	EUR	3,000	3,097,039
Sotera Health Holdings LLC, Term Loan, 11/20/26(h)	USD	24,636	23,878,509

			37,044,733

Security		Par (000)		Value

Health Care Providers & Services — 3.5%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25	USD	3,735		$3,569,820
Azalea TopCo, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 3.67% - 4.26%, 07/24/26		9,694		9,291,680
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07% - 4.45%, 06/07/23		6,680		6,517,663
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/31/25		1,128		1,003,749
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 10/10/25		11,095		7,216,855
Eyecare Partners LLC, Term Loan:
02/18/27(h)		1,269		1,155,167
(LIBOR USD 3 Month + 3.75%), 4.82%, 02/18/27		5,440		4,950,718
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.44%, 07/02/25(b)		8,196		7,949,892
HCA, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 03/18/26		—	(i)	441
HCA, Inc., Term Loan B, 03/13/25(h)		2,416		2,366,931
HomeVi, Term Loan B1, (EURIBOR 3 Month + 2.75%), 2.75%, 10/31/26	EUR	2,000		2,089,358
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.20%, 06/07/23	USD	1,366		1,309,387
nThrive, Inc., 1st Lien Term Loan, 10/20/22(h)		5,529		4,395,625
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.67%, 08/06/26		7,649		7,356,103
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(h)		11,008		10,419,373
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/06/24		3,055		2,216,285
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.24%, 01/08/27		4,762		4,625,093
Wink Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 12/02/24		2,963		2,827,914
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 5.57% - 5.95%, 08/13/26		5,589		5,454,322

				84,716,376

Health Care Technology — 0.6%
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.50%, 03/01/24		13,839		13,447,194

Hotels, Restaurants & Leisure — 3.7%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26(b)		1,705		1,440,336
Aristocrat Leisure Ltd., Term Loan, 10/19/24(h).		3,960		3,935,250
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 2.86%, 10/19/24		2,667		2,557,312
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 2.34%, 09/15/23		3,295		3,154,766
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 12/23/24		9,592		8,647,352
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.00%, 04/18/24		9,357		8,753,692
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 05/03/24	EUR	1,913		1,976,773

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 2.17%, 11/30/23	USD	4,228	$4,022,774
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.45%, 12/01/23		658	485,754
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(h)		4,146	3,551,951
IRB Holding Corp., Term Loan, 02/05/25(h)		8,154	7,660,739
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/03/25		3,510	3,374,358
Landry’s Finance Acquisition Co., Term Loan, (LIBOR USD 3 Month + 12.00%), 13.00%, 10/04/23		740	759,918
MotorCity Casino aka CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.00%, 08/06/21		6,508	6,027,937
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/29/24		1,507	1,261,513
Playtika Holding Corp., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/24		4,680	4,675,393
Scientific Games International, Inc., Term Loan B, 08/14/24(h)		3,358	2,999,045
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 02/24/25	EUR	2,000	1,570,721
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 07/10/25	USD	7,837	7,726,579
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.50%, 02/08/27		5,622	5,270,709
Tackle SARL, Term Loan, (EURIBOR 6 Month + 3.75%), 3.75%, 08/08/22	EUR	1,949	2,102,276
Whatabrands LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.01%, 07/31/26	USD	5,762	5,523,898
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 05/30/25		1,896	1,802,101

			89,281,147

Household Durables — 0.1%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.52% - 4.64%, 11/08/23		3,582	1,453,772
(LIBOR USD 3 Month + 8.00%), 9.02%, 11/08/24		562	27,621

			1,481,393

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Term Loan:
(LIBOR USD 1 Month + 2.25%), 2.43%, 04/05/26		3,812	3,704,736
(LIBOR USD 1 Month + 2.00%), 2.17%, 08/12/26		5,667	5,500,338

			9,205,074

Industrial Conglomerates — 1.8%
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.25% - 4.70%, 03/03/25		17,335	12,047,620
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.17%, 03/31/25		8,703	8,438,165
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.33%, 03/02/27(b)		24,938	23,878,135

			44,363,920

Security		Par (000)	Value

Insurance — 4.1%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.42%, 05/09/25	USD	1,631	$1,558,302
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 05/09/25		13,479	12,840,000
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 01/25/24		9,256	9,086,650
AssuredPartners, Inc., Term Loan:
(LIBOR USD 3 Month + 3.50%), 5.15%, 10/22/24(b)		1,533	1,506,172
02/12/27(h)		5,088	4,838,461
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 3.17%, 11/03/23		11,278	10,975,293
Asurion LLC, 2nd Lien Term Loan B2, 08/04/25(h)		6,604	6,566,885
Asurion LLC, Term Loan B4, 08/04/22(h)		2,158	2,112,740
HUB International Ltd., Term Loan B:
(LIBOR USD 1 Month + 3.00%), 3.87% - 4.02%, 04/25/25		15,050	14,468,806
(LIBOR USD 3 Month + 4.00%), 5.00%, 04/25/25		1,273	1,244,616
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.42%, 12/31/25		11,575	10,897,576
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.17%, 09/03/26		1,788	1,714,954
Sedgwick Claims Management Services, Inc., Term Loan, 09/03/26(h)		3,550	3,461,250
USI, Inc., 1st Lien Term Loan B, 05/16/24(h)		17,387	16,678,503
USI, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.17%, 12/02/26		909	880,325

			98,830,533

IT Services — 8.7%
Ancestry.com Operations Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.75%, 10/19/23(b)		8,856	8,501,967
Ancestry.com Operations, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 4.43%, 08/27/26		3,037	2,809,548
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.25%), 4.70%, 09/19/24		8,266	8,009,878
(LIBOR USD 3 Month + 7.00%), 8.45%, 09/19/25		3,085	3,019,092
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 4.42%, 10/02/25		5,824	5,493,937
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.17%, 10/30/26		15,408	15,041,926
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 04/29/24		10,067	9,683,074
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 06/01/22		9,402	9,165,251
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 11/27/24		4,210	4,041,382
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.42%, 12/01/23		17,696	17,139,621
IG Investments Holdings LLC, Term Loan, 05/23/25(h)		11,523	10,346,611

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(h)	USD	6,832	$6,418,835
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 7.42%, 12/01/25		1,573	1,384,533
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.71%, 08/01/25		3,080	1,388,614
Presidio Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.27%, 01/22/27		2,834	2,743,682
Pug LLC, Term Loan, 02/12/27(h)		12,202	10,646,388
Rackspace Hosting, Inc., Term Loan, 11/03/23(h)		1,736	1,686,681
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 2.92%, 03/03/23		11,327	10,854,706
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.70%, 09/30/22		13,654	13,358,140
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 04/16/25		7,378	7,133,616
SS&C Technologies Holdings, Inc., Term Loan B5, (LIBOR USD 1 Month + 1.75%), 1.92%, 04/16/25		1,956	1,891,773
Trans Union LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 11/16/26		13,327	12,891,526
Verscend Holding Corp., Term Loan B, 08/27/25(h)		9,970	9,627,652
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.42%, 07/02/25		19,510	18,461,505
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.42%, 05/15/26		17,312	16,427,461
Zephyr Bidco Ltd., Term Loan, (LIBOR GBP 1 Month + 4.25%), 4.36%, 07/23/25	GBP	2,000	2,223,000

			210,390,399

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 8.00%, 08/30/25	USD	1,855	1,723,610
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.25%, 11/21/24		2,554	2,509,237
eResearchTechnology, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 02/04/27		7,999	7,786,547

			12,019,394

Machinery — 1.6%
Columbus Mckinnon Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.95%, 01/31/24(b)		627	599,254
Gates Global LLC, Term Loan B, 04/01/24(h)		13,731	13,130,054
Ingersoll-Rand Co. Ltd., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 03/01/27		9,096	8,618,460
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.50%, 01/31/24(b)		1,396	1,354,023
Titan Acquisition Ltd., Term Loan, 03/28/25(h)		17,142	15,476,513

			39,178,304

Media — 5.8%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.00%, 07/12/24		5,336	5,104,521
Charter Communications Operating LLC, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/30/25		10,118	9,920,132
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.20% - 4.26%, 08/21/26		16,189	15,023,067
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 2.43%, 07/17/25		8,288	7,962,534

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.68%, 04/15/27	USD	8,598	$8,280,703
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 3.42%, 08/24/26		1,497	1,282,144
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.58%, 02/07/24		5,365	5,195,343
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 6.00%, 11/27/23		1,555	1,562,122
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 5.18%, 10/15/26		4,560	4,544,815
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25% - 5.33%, 12/01/23(b)		21,010	14,707,213
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 2.42%, 03/24/25		4,876	4,636,136
Midcontinent Communications, Term Loan, (LIBOR USD 6 Month + 1.75%), 1.92% - 2.74%, 08/15/26		3,022	2,944,732
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.12%, 09/18/26		2,854	2,745,222
Radiate Holdco LLC, 1st Lien Term Loan, 02/01/24(h)		8,722	8,461,399
Sinclair Television Group, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.43%, 01/03/24		2,223	2,153,797
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70%, 12/17/26		9,424	9,055,901
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 09/28/23(b)		16,025	14,903,040
Virgin Media Bristol LLC, Term Loan, 01/31/28(h)		8,754	8,476,560
Xplornet Communications, Inc., Term Loan, 05/29/27(h)		12,264	11,712,120

			138,671,501

Metals & Mining — 0.6%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 4.86%, 07/31/25		6,529	5,771,789
Equinox Holdings, Inc., Term Loan B, 03/08/24(h)		11,984	8,899,994

			14,671,783

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 10.25%, 10/25/23		4,295	1,001,293
Neiman Marcus Group Ltd. LLC, Term Loan:
(LIBOR USD 6 Month + 12.75%), 5.70% - 14.00%, 10/07/20		452	457,526
05/08/25(h)		1,258	1,257,551

			2,716,370

Multi-Utilities — 0.3%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 3.37%, 11/28/24		8,159	7,914,241

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.38%, 12/31/21		6,778	309,844
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 4.68%, 11/28/22		2,163	1,442,068
Euro Garages Ltd., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25		8,144	7,696,081

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Euro Garages Ltd., Term Loan B1, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25	USD	3,553	$3,357,112

			12,805,105

Personal Products — 0.7%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(h)		16,405	15,697,578

Pharmaceuticals — 3.1%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 3.69%, 03/21/25		9,543	8,739,325
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.17%, 06/02/25		23,862	23,359,561
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.25%, 05/18/26		8,601	8,443,758
Elanco Animal Health, Inc., Term Loan B, 02/04/27(h)		2,208	2,135,971
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 2.09%, 11/15/27		5,310	5,177,034
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.50%, 08/18/22		24,728	24,601,057
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.20%, 09/24/24		3,447	2,348,496

			74,805,202

Professional Services — 0.8%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.17%, 02/06/26		18,028	17,524,855
STG-Fairway Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.57%, 01/31/27(b)		2,878	2,604,590

			20,129,445

Road & Rail — 1.0%
Lineage Logistics LLC, Term Loan, 02/27/25(h)		17,443	16,950,025
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.67%, 07/13/23		8,232	7,990,258

			24,940,283

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.18%, 05/29/25		268	262,063

Software — 9.5%
Castle US Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 01/29/27		8,089	7,485,723
Cerence, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.00%, 10/01/24(b)		3,550	3,496,421
Cornerstone OnDemand, Inc., Term Loan B, 04/22/27(h)		4,462	4,395,070
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 5.75%, 09/29/23		6,612	5,464,245
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 04/17/26		14,674	14,013,671
Informatica LLC, Term Loan:
7.13%, 02/25/25(b)(j)		5,284	5,204,740
(LIBOR USD 1 Month + 3.25%), 3.42%, 02/25/27		30,693	29,209,646
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(h)		28,378	27,845,800
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 1 Month + 8.25%), 9.25%, 11/01/24		10,170	10,055,179
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 09/30/24		12,394	12,177,094

Security		Par (000)	Value

Software (continued)
Refinitiv US Holdings, Inc., Term Loan:
(EURIBOR 3 Month + 3.25%), 3.25%, 10/01/25	EUR	1,597	$1,733,733
10/01/25(h)	USD	24,035	23,657,626
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 10/12/23(b)		16,645	16,228,641
Severin Acquisition LLC, 1st Lien Term Loan, 08/01/25(h)		12,487	11,878,527
SolarWinds, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 2.92%, 02/05/24		8,486	8,292,373
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 04/16/25		5,070	4,902,434
TIBCO Software, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 06/30/26		16,378	15,733,424
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(h)		13,170	12,675,730
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.92%, 05/04/26		13,763	13,296,791

			227,746,868

Specialty Retail — 1.6%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 2.72%, 11/07/24(b).		8,984	8,759,222
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 6 Month + 4.50%), 5.18%, 06/23/25	GBP	2,000	2,359,887
MED ParentCo. LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 4.61% - 4.74%, 08/31/26	USD	911	817,713
MED ParentCo. LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 4.42% - 4.61%, 07/31/26		5,190	4,660,541
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.02%, 08/18/21		5,362	4,758,170
PetSmart, Inc., Term Loan, 03/11/22(h)		16,372	16,066,988

			37,422,521

Technology Hardware, Storage & Peripherals — 0.5%
Electronics for Imaging, Inc., Term Loan, 07/23/26(h)		5,535	4,045,761
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.92%, 04/29/23		7,781	7,612,114

			11,657,875

Trading Companies & Distributors — 0.5%
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.92%, 10/17/23		12,988	12,712,387

Wireless Telecommunication Services — 1.9%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 3.80%, 05/27/24		5,680	4,705,181
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 05/16/24		5,983	5,691,202
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(h)		9,771	9,491,331
T-Mobile USA, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.17%, 04/01/27		26,441	26,434,919

			46,322,633

Total Floating Rate Loan Interests — 86.8% (Cost: $2,226,988,462)			2,086,842,165

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 5.4%
Invesco Senior Loan ETF(k)	1,108,407	$23,675,574
iShares iBoxx High Yield Corporate Bond ETF(k)*	937,000	77,227,540
iShares iBoxx Investment Grade Corporate Bond ETF*	227,000	29,968,540

Total Investment Companies — 5.4% (Cost: $129,568,915)		130,871,654

	Beneficial Interest (000)

Other Interests — 0.0%(l)

Capital Markets — 0.0%
Millennium Lender Claim(b)	15,011	—

Total Other Interests — 0.0%		—

Security	Shares	Value

Preferred Stocks — 0.0%

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp., 5.00%	1,113,000	$601,516

Total Preferred Stocks — 0.0% (Cost: $601,517)		601,516

Total Long-Term Investments — 96.1% (Cost: $2,450,092,434)		2,310,606,949

Short-Term Securities — 4.6%(m)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%*	83,531,092	83,531,092
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 0.08%	4,470,578	4,470,577
SL Liquidity Series, LLC, Money Market Series, 0.63%(n)*	23,766,305	23,790,071

Total Short-Term Securities — 4.6% (Cost: $111,791,740)		111,791,740

Total Investments — 100.7% (Cost: $2,561,884,174)		2,422,398,689

Liabilities in Excess of Other Assets — (0.7)%		(16,785,724)

Net Assets — 100.0%		$2,405,612,965

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Amount is less than 500.
(j)	Fixed rate.
(k)	All or a portion of this security, is on loan.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	195,186,412	—	(111,655,320)	83,531,092	$83,531,092	$1,847,121		$428	$—
SL Liquidity Series, LLC, Money Market Series(b)	96,272,531	—	(72,506,226)	23,766,305	23,790,071	561,951	(c)	(37,752)	(8,215)
iShares iBoxx High Yield Corporate Bond ETF	—	1,037,000	(100,000)	937,000	77,227,540	370,265		(893,512)	1,423,064
iShares iBoxx Investment Grade Corporate Bond ETF	—	227,000	—	227,000	29,968,540	45,144		—	549,950

					$214,517,243	$2,824,481		$(930,836)	$1,964,799

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

8

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	3,113,000	USD	3,833,827	Standard Chartered Bank	06/03/20	$10,737
USD	3,880,867	GBP	3,121,000	Bank of America NA	06/03/20	26,423
USD	20,562,169	EUR	18,473,000	UBS AG	07/06/20	41,806

						78,966

EUR	18,473,000	USD	20,548,442	UBS AG	06/03/20	(42,092)
USD	20,179,802	EUR	18,570,000	State Street Bank and Trust Co.	06/03/20	(434,225)
USD	3,834,363	GBP	3,113,000	Standard Chartered Bank	07/06/20	(10,779)

						(487,096)

Net Unrealized Depreciation						$(408,130)

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-In-Kind

SCA	Svenska Cellulosa Aktiebolaget

10

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$—	$—	$340,168	$340,168
Energy Equipment & Services	3,171	—	154,594	157,765
Health Care Providers & Services	—	—	72	72
Machinery	—	134,625	—	134,625
Marine	—	—	1	1
Media	464,110	—	—	464,110
Software	3,825	—	—	3,825
Corporate Bonds (a)	—	91,191,048	—	91,191,048
Floating Rate Loan Interests:
Aerospace & Defense	—	38,411,655	—	38,411,655
Airlines	—	21,171,790	—	21,171,790
Auto Components	—	22,876,186	—	22,876,186
Automobiles	—	9,951,185	—	9,951,185
Building Products	—	23,049,315	—	23,049,315
Capital Markets	—	60,656,093	3,087,915	63,744,008
Chemicals	—	70,610,290	—	70,610,290
Commercial Services & Supplies	—	92,439,089	3,377,039	95,816,128
Construction & Engineering	—	7,257,864	1,857,393	9,115,257
Construction Materials	—	28,123,782	—	28,123,782
Containers & Packaging	—	58,829,275	—	58,829,275
Diversified Consumer Services	—	47,956,512	5,145,902	53,102,414
Diversified Financial Services	—	69,348,035	27,688,928	97,036,963
Diversified Telecommunication Services	—	39,861,484	3,284,498	43,145,982
Electric Utilities	—	4,581,158	—	4,581,158
Electrical Equipment	—	13,691,219	5,893,757	19,584,976
Energy Equipment & Services	—	8,678,987	103,013	8,782,000
Entertainment	—	21,995,643	5,812,701	27,808,344
Equity Real Estate Investment Trusts (REITs)	—	9,380,251	3,088,852	12,469,103
Food & Staples Retailing	—	18,253,650	—	18,253,650
Food Products	—	71,944,382	—	71,944,382
Health Care Equipment & Supplies	—	37,044,733	—	37,044,733

11

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$—	$76,766,484	$7,949,892	$84,716,376
Health Care Technology	—	13,447,194	—	13,447,194
Hotels, Restaurants & Leisure	—	87,840,811	1,440,336	89,281,147
Household Durables	—	1,481,393	—	1,481,393
Independent Power and Renewable Electricity Producers	—	9,205,074	—	9,205,074
Industrial Conglomerates	—	20,485,785	23,878,135	44,363,920
Insurance	—	97,324,361	1,506,172	98,830,533
IT Services	—	201,888,432	8,501,967	210,390,399
Life Sciences Tools & Services	—	12,019,394	—	12,019,394
Machinery	—	37,225,027	1,953,277	39,178,304
Media	—	109,061,248	29,610,253	138,671,501
Metals & Mining	—	14,671,783	—	14,671,783
Multiline Retail	—	2,716,370	—	2,716,370
Multi-Utilities	—	7,914,241	—	7,914,241
Oil, Gas & Consumable Fuels	—	12,805,105	—	12,805,105
Personal Products	—	15,697,578	—	15,697,578
Pharmaceuticals	—	74,805,202	—	74,805,202
Professional Services	—	17,524,855	2,604,590	20,129,445
Road & Rail	—	24,940,283	—	24,940,283
Semiconductors & Semiconductor Equipment	—	262,063	—	262,063
Software	—	202,817,066	24,929,802	227,746,868
Specialty Retail	—	28,663,299	8,759,222	37,422,521
Technology Hardware, Storage & Peripherals	—	11,657,875	—	11,657,875
Trading Companies & Distributors	—	12,712,387	—	12,712,387
Wireless Telecommunication Services	—	46,322,633	—	46,322,633
Investment Companies	130,871,654	—	—	130,871,654
Preferred Stocks (a)	—	601,516	—	601,516
Short-Term Securities	88,001,669	—	—	88,001,669
Unfunded Floating Rate Loan Interests (b)	—	8,216	—	8,216
Liabilities:
Unfunded Floating Rate Loan Interests (b)	—	(35,790)	—	(35,790)

Subtotal	$219,344,429	$2,008,268,136	$170,968,479	$2,398,581,044

Investments Valued at NAV(c)				23,790,071

Total Investments				$2,422,371,115

Derivative Financial Instruments (d)
Assets:
Foreign currency exchange contracts	$—	$78,966	$—	$78,966
Liabilities:
Foreign currency exchange contracts	—	(487,096)	—	(487,096)

	$—	$(408,130)	$—	$(408,130)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Floating Rate Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of August 31, 2019	$2,010,665	$99,703,493	$101,714,158
Transfers into level 3 (a)	1,077	83,970,370	83,971,447
Transfers out of level 3	—	(23,402,310)	(23,402,310)
Accrued discounts/premiums	—	362,498	362,498
Net realized loss	(118,149)	(4,307,538)	(4,425,687)
Net change in unrealized depreciation (b)	(70,487)	(13,286,269)	(13,356,756)
Purchases	53,067	125,105,331	125,158,398
Sales	(1,381,338)	(97,671,931)	(99,053,269)

Closing balance, as of May 31, 2020	$494,835	$170,473,644	$170,968,479

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2020 (b)	$209,377	$(13,572,311)	$(13,362,934)

(a)	As of August 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments and derivative financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments.

13